UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22424
Global Macro Absolute Return Advantage Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Consolidated Portfolio of Investments

Foreign Government Bonds — 25.4%

		Principal
Security		Amount	Value

Chile — 4.2%

Government of Chile, 3.00%, 1/1/15(1)	CLP	3,757,676,600	$7,764,229
Government of Chile, 6.00%, 1/1/18	CLP	12,520,000,000	26,527,732
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,541,172

Total Chile			$44,833,133

Georgia — 0.3%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100,000	$3,120,014

Total Georgia			$3,120,014

Germany — 3.7%

Bundesrepublik Deutschland, 4.00%, 1/4/37	EUR	23,400,000	$39,026,324

Total Germany			$39,026,324

Mexico — 0.1%

Mexican Bonos, 8.00%, 12/19/13	MXN	17,430,000	$1,399,918

Total Mexico			$1,399,918

Philippines — 1.5%

Philippine Government Bond, 5.75%, 2/21/12	PHP	275,970,000	$6,557,878
Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	9,533,793

Total Philippines			$16,091,671

Serbia — 5.3%

Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$36,773,724
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	88,910,000	1,091,044
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	83,740,000	1,020,509
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	15,370,949
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	47,530,000	548,241
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	155,420,000	1,742,386

Total Serbia			$56,546,853

South Africa — 1.6%

Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	58,800,253	$7,634,289
South Africa Government Bond – CPI Linked, 2.50%, 1/31/17(1)	ZAR	34,924,489	4,717,101
South Africa Government Bond – CPI Linked, 2.60%, 3/31/28(1)	ZAR	28,509,309	3,589,037
South Africa Government Bond – CPI Linked, 5.50%, 12/7/23(1)	ZAR	5,178,250	843,151

Total South Africa			$16,783,578

Sri Lanka — 0.1%

Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	1,040,000	$1,063,400

Total Sri Lanka			$1,063,400

Turkey — 6.8%

Turkey Government Bond, 0.00%, 11/7/12	TRY	52,915,000	$27,138,028
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	48,574,290	27,673,941
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	11,589,240	7,028,647
Turkey Government Bond, 8.00%, 10/9/13	TRY	18,900,000	10,468,531

Total Turkey			$72,309,147

Venezuela — 1.8%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$16,304,558
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,227,323

Total Venezuela			$19,531,881

Total Foreign Government Bonds
(identified cost $272,140,786)			$270,705,919

Precious Metals — 6.0%

Description		Troy Ounces	Value

Gold(4)		20,797	$35,749,012
Platinum(4)		17,693	28,322,114

Total Precious Metals
(identified cost $67,270,967)			$64,071,126

Interest Rate Swaptions — 0.1%

	Expiration	Notional
Description	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	8/26/14	$24,000,000	$1,106,880

Total Interest Rate Swaptions
(identified cost $1,495,200)			$1,106,880

See Notes to Consolidated Financial Statements.

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October 31, 2011

Consolidated Portfolio of Investments — continued

Put Options Purchased — 0.2%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

KOSPI 200 Index	78,814,000	KRW	235	2/9/12	$600,463
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	208,721
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	556,979
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	1,680

Total Put Options Purchased
(identified cost $1,745,618)					$1,367,843

Short-Term Investments — 67.5%

Foreign Government Securities — 41.2%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 0.9%

Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	17,957	$10,016,070

Total Brazil			$10,016,070

Chile — 0.0%(5)

Banco Central de Chile, 0.00%, 1/18/12	CLP	145,000	$293,318

Total Chile			$293,318

Georgia — 1.0%

Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	1,500	$1,509,265
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	1,800	1,811,545
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	1,800	1,811,706
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	3,300	3,321,626
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,850	1,860,365

Total Georgia			$10,314,507

Hong Kong — 4.8%

Hong Kong Treasury Bill, 0.00%, 11/2/11	HKD	30,500	$3,926,439
Hong Kong Treasury Bill, 0.00%, 11/9/11	HKD	87,500	11,263,742
Hong Kong Treasury Bill, 0.00%, 11/16/11	HKD	31,500	4,054,247
Hong Kong Treasury Bill, 0.00%, 11/23/11	HKD	27,000	3,474,351
Hong Kong Treasury Bill, 0.00%, 11/30/11	HKD	43,500	5,598,787
Hong Kong Treasury Bill, 0.00%, 12/7/11	HKD	61,000	7,847,586
Hong Kong Treasury Bill, 0.00%, 12/21/11	HKD	35,000	4,504,460
Hong Kong Treasury Bill, 0.00%, 1/11/12	HKD	32,500	4,181,367
Hong Kong Treasury Bill, 0.00%, 1/18/12	HKD	15,000	1,931,012
Hong Kong Treasury Bill, 0.00%, 1/26/12	HKD	34,000	4,374,007

Total Hong Kong			$51,155,998

Indonesia — 0.1%

Indonesia Treasury Bill, 0.00%, 1/19/12	IDR	3,800,000	$424,628
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	6,108,000	681,335

Total Indonesia			$1,105,963

Israel — 0.3%

Israel Treasury Bill, 0.00%, 2/29/12	ILS	11,854	$3,243,254

Total Israel			$3,243,254

Kazakhstan — 1.0%

Kazakhstan National Bank, 0.00%, 11/4/11	KZT	410,594	$2,774,708
Kazakhstan National Bank, 0.00%, 11/25/11	KZT	1,111,230	7,507,054
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	17,124	115,286

Total Kazakhstan			$10,397,048

Malaysia — 13.9%

Bank Negara Monetary Note, 0.00%, 11/1/11	MYR	54,019	$17,606,399
Bank Negara Monetary Note, 0.00%, 11/10/11	MYR	15,840	5,157,608
Bank Negara Monetary Note, 0.00%, 11/15/11	MYR	39,008	12,701,067
Bank Negara Monetary Note, 0.00%, 11/17/11	MYR	86,634	28,203,800
Bank Negara Monetary Note, 0.00%, 11/24/11	MYR	29,688	9,659,727
Bank Negara Monetary Note, 0.00%, 12/8/11	MYR	28,247	9,181,358
Bank Negara Monetary Note, 0.00%, 12/15/11	MYR	39,896	12,960,305
Bank Negara Monetary Note, 0.00%, 12/22/11	MYR	20,413	6,627,356
Bank Negara Monetary Note, 0.00%, 1/10/12	MYR	99,424	32,232,688
Bank Negara Monetary Note, 0.00%, 1/12/12	MYR	41,518	13,457,631

Total Malaysia			$147,787,939

Mexico — 4.5%

Mexico Treasury Bill, 0.00%, 11/3/11	MXN	110,343	$8,278,830
Mexico Treasury Bill, 0.00%, 11/10/11	MXN	80,529	6,037,726
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	441,000	33,037,773

Total Mexico			$47,354,329

Philippines — 2.4%

Philippine Treasury Bill, 0.00%, 11/2/11	PHP	192,330	$4,510,825
Philippine Treasury Bill, 0.00%, 11/9/11	PHP	7,530	176,538
Philippine Treasury Bill, 0.00%, 11/23/11	PHP	38,160	893,875

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Philippines (continued)

Philippine Treasury Bill, 0.00%, 12/7/11	PHP	171,350	$4,010,029
Philippine Treasury Bill, 0.00%, 1/11/12	PHP	234,300	5,481,001
Philippine Treasury Bill, 0.00%, 1/25/12	PHP	50,310	1,176,028
Philippine Treasury Bill, 0.00%, 2/8/12	PHP	27,290	637,700
Philippine Treasury Bill, 0.00%, 2/22/12	PHP	129,540	3,026,595
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	207,270	4,838,123
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	45,450	1,053,221

Total Philippines			$25,803,935

Romania — 5.5%

Romania Treasury Bill, 0.00%, 11/9/11	RON	6,480	$2,064,229
Romania Treasury Bill, 0.00%, 12/14/11	RON	5,400	1,710,610
Romania Treasury Bill, 0.00%, 12/28/11	RON	8,490	2,681,629
Romania Treasury Bill, 0.00%, 3/21/12	RON	38,710	12,045,808
Romania Treasury Bill, 0.00%, 4/11/12	RON	39,760	12,320,523
Romania Treasury Bill, 0.00%, 5/2/12	RON	49,540	15,314,506
Romania Treasury Bill, 0.00%, 6/20/12	RON	16,140	4,944,528
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,840	4,528,179
Romania Treasury Bill, 0.00%, 8/16/12	RON	9,840	2,976,157

Total Romania			$58,586,169

Serbia — 3.0%

Serbia Treasury Bill, 0.00%, 2/14/12	RSD	250,000	$3,315,074
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	998,960	13,088,943
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	417,930	5,413,188
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	213,200	2,722,766
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	608,760	7,705,204

Total Serbia			$32,245,175

South Korea — 1.7%

Korea Monetary Stabilization Bond, 0.00%, 11/8/11	KRW	7,732,790	$6,972,871
Korea Monetary Stabilization Bond, 0.00%, 11/15/11	KRW	4,733,930	4,265,610
Korea Monetary Stabilization Bond, 0.00%, 11/22/11	KRW	2,762,290	2,487,554
Korea Monetary Stabilization Bond, 0.00%, 12/14/11	KRW	1,952,030	1,754,188
Korea Monetary Stabilization Bond, 0.00%, 1/17/12	KRW	3,025,530	2,710,404

Total South Korea			$18,190,627

Turkey — 2.1%

Turkey Government Bond, 0.00%, 11/16/11	TRY	40,102	$22,587,411

Total Turkey			$22,587,411

Total Foreign Government Securities
(identified cost $447,934,095)			$439,081,743

U.S. Treasury Obligations — 5.8%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/10/11(6)		$38,632	$38,631,923
U.S. Treasury Bill, 0.00%, 11/17/11(6)		22,936	22,935,662

Total U.S. Treasury Obligations
(identified cost $61,567,828)			$61,567,585

Repurchase Agreements — 12.0%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 10/20/11 with a maturity date of 1/11/12, an interest rate of 0.73% and repurchase proceeds of EUR 3,931,488, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,396,112.	EUR	3,925	$5,431,299
Dated 10/21/11 with a maturity date of 11/22/11, an interest rate of 0.48% and repurchase proceeds of EUR 4,078,322, collateralized by EUR 4,000,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $5,642,751.	EUR	4,077	5,641,068
Dated 10/27/11 with a maturity date of 11/10/11, an interest rate of 0.84% and repurchase proceeds of EUR 14,085,846, collateralized by EUR 12,800,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $19,374,219.	EUR	14,083	19,486,039

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America: (continued)

Dated 10/27/11 with a maturity date of 11/22/11, an interest rate of 0.72% and repurchase proceeds of EUR 15,951,412, collateralized by EUR 15,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $21,639,952.	EUR	15,944	$22,062,261
Dated 10/31/11 with a maturity date of 12/5/11, an interest rate of 0.47% and repurchase proceeds of EUR 7,167,055, collateralized by EUR 6,550,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $9,914,151.	EUR	7,164	9,912,913
Citibank:
Dated 8/2/11 with a maturity date of 11/7/11, an interest rate of 0.95% and repurchase proceeds of EUR 1,385,929, collateralized by EUR 1,400,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $1,881,264.	EUR	1,383	1,912,965
Dated 10/27/11 with a maturity date of 11/25/11, an interest rate of 0.48% and repurchase proceeds of EUR 25,442,827, collateralized by EUR 24,875,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $35,090,861.	EUR	25,435	35,193,978
Dated 10/31/11 with a maturity date of 11/28/11, an interest rate of 0.68% and repurchase proceeds of EUR 13,188,125, collateralized by EUR 13,660,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $18,355,758.	EUR	13,182	18,239,795
Dated 10/31/11 with a maturity date of 12/5/11, an interest rate of 0.48% and repurchase proceeds of EUR 7,082,421, collateralized by EUR 6,480,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $9,808,198.	EUR	7,079	9,795,766

Total Repurchase Agreements
(identified cost $129,666,293)			$127,676,084

Other Securities — 8.5%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)		$91,158	$91,157,558

Total Other Securities
(identified cost $91,157,558)			$91,157,558

Total Short-Term Investments
(identified cost $730,325,774)			$719,482,970

Total Investments — 99.2%
(identified cost $1,072,978,345)			$1,056,734,738

Other Assets, Less Liabilities — 0.8%			$9,008,527

Net Assets — 100.0%			$1,065,743,265

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	- Brazilian Real
CLP	- Chilean Peso
EUR	- Euro
HKD	- Hong Kong Dollar
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
KRW	- South Korean Won
KZT	- Kazak Tenge
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
TRY	- New Turkish Lira
USD	- United States Dollar
ZAR	- South African Rand

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $1,063,400 or 0.1% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Non-income producing.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

(5)	Amount is less than 0.05%.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011.

Securities Sold Short

Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value

Belgium

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(20,164,229)

Total Belgium			$(20,164,229)

France

Government of France, 3.75%, 4/25/17	EUR	(25,830)	$(38,398,885)
Government of France, 4.00%, 10/25/38	EUR	(44,215)	(62,326,631)

Total France			$(100,725,516)

Spain

Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,330,544)

Total Spain			$(5,330,544)

Total Foreign Government Bonds
(proceeds $128,346,771)			$(126,220,289)

Total Securities Sold Short
(proceeds $128,346,771)			$(126,220,289)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $914,549,820)	$901,506,054
Affiliated investment, at value (identified cost, $91,157,558)	91,157,558
Precious metals, at value (identified cost, $67,270,967)	64,071,126

Total Investments, at value (identified cost, $1,072,978,345)	$1,056,734,738

Cash	$10,714,883
Foreign currency — Yuan Renminbi, at value (identified cost, $117,461,394)	118,934,693
Interest receivable	3,410,483
Interest receivable from affiliated investment	7,926
Receivable for investments sold	72,577,836
Receivable for variation margin on open futures contracts	739,393
Receivable for open forward commodity contracts	447,630
Receivable for open forward foreign currency exchange contracts	15,921,212
Receivable for closed forward foreign currency exchange contracts	1,096,445
Receivable for open swap contracts	5,002,352
Premium paid on open swap contracts	13,209,826

Total assets	$1,298,797,417

Liabilities

Payable for investments purchased	$90,776,094
Payable for securities sold short, at value (proceeds, $128,346,771)	126,220,289
Payable for open forward commodity contracts	1,485,755
Payable for open forward foreign currency exchange contracts	5,079,185
Payable for closed forward foreign currency exchange contracts	25,339
Payable for open swap contracts	4,658,361
Payable for closed swap contracts	221,634
Premium received on open swap contracts	429,640
Due to custodian — foreign currency, at value (identified cost, $2,015,636)	2,001,455
Payable to affiliates:
Investment adviser fee	870,388
Trustees’ fees	2,464
Interest payable for securities sold short	895,856
Accrued expenses	387,692

Total liabilities	$233,054,152

Net Assets applicable to investors’ interest in Portfolio	$1,065,743,265

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,066,437,282
Net unrealized depreciation	(694,017)

Total	$1,065,743,265

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Consolidated Statement of Operations

Year Ended
Investment Income	October 31, 2011

Interest (net of foreign taxes, $499,165)	$27,065,557
Interest allocated from affiliated investment	136,238
Expenses allocated from affiliated investment	(11,362)

Total investment income	$27,190,433

Expenses

Investment adviser fee	$7,552,836
Trustees’ fees and expenses	23,994
Custodian fee	1,289,097
Legal and accounting services	166,860
Interest expense on securities sold short	1,890,710
Miscellaneous	58,629

Total expenses	$10,982,126

Deduct —
Reduction of custodian fee	$1,140

Total expense reductions	$1,140

Net expenses	$10,980,986

Net investment income	$16,209,447

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including a gain of $499,945 from precious metals)	$(5,054,637)
Investment transactions allocated from affiliated investment	2,654
Written options	95,099
Futures contracts	(977,309)
Swap contracts	1,911,521
Forward commodity contracts	(2,220,570)
Foreign currency and forward foreign currency exchange contract transactions	(8,433,724)

Net realized loss	$(14,676,966)

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $3,298,091 from precious metals)	$(19,117,868)
Securities sold short	2,126,482
Futures contracts	2,067,433
Swap contracts	1,448,300
Forward commodity contracts	(1,038,125)
Foreign currency and forward foreign currency exchange contracts	12,717,427

Net change in unrealized appreciation (depreciation)	$(1,796,351)

Net realized and unrealized loss	$(16,473,317)

Net decrease in net assets from operations	$(263,870)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Consolidated Statements of Changes in Net Assets

	Year Ended	Period Ended
Increase (Decrease) in Net Assets	October 31, 2011	October 31, 2010(1)

From operations —
Net investment income	$16,209,447	$307,661
Net realized loss from investment transactions, written options, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(14,676,966)	(712,605)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(1,796,351)	1,102,334

Net increase (decrease) in net assets from operations	$(263,870)	$697,390

Capital transactions —
Contributions	$961,628,976	$205,056,318
Withdrawals	(78,026,445)	(23,454,104)

Net increase in net assets from capital transactions	$883,602,531	$181,602,214

Net increase in net assets	$883,338,661	$182,299,604

Net Assets

At beginning of period	$182,404,604	$105,000

At end of period	$1,065,743,265	$182,404,604

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Consolidated Supplementary Data

	Year Ended		Period Ended
Ratios/Supplemental Data	October 31, 2011		October 31, 2010(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	1.42	%(3)	1.47	%(4)
Net investment income	2.10%		1.30	%(4)
Portfolio Turnover	50%		7	%(5)

Total Return	0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Includes interest expense on securities sold short of 0.25%.
(4)	Annualized.
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements

1 Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2011, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 79.3%, 9.3%, 9.1% and 2.2%, respectively in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2011 were $79,639,099 or 7.5% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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Notes to Consolidated Financial Statements — continued

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed since the start of business on August 31, 2010 to October 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodity futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodity futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

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Notes to Consolidated Financial Statements — continued

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are

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Notes to Consolidated Financial Statements — continued

treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

Q Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2011, the Portfolio’s investment adviser fee totaled $7,552,836 or 0.98% of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, for the year ended October 31, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$340,702,532	$36,710,718
U.S. Government Securities	5,508,375	54,183,112

	$346,210,907	$90,893,830

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Notes to Consolidated Financial Statements — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,073,728,440

Gross unrealized appreciation	$4,942,273
Gross unrealized depreciation	(21,935,975)

Net unrealized depreciation	$(16,993,702)

The net unrealized appreciation on securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts at October 31, 2011 on a federal income tax basis was $4,498,445.

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

12/28/11	Gold 3,727 Troy Ounces	United States Dollar 6,851,911	Citigroup Global Markets	$447,630
2/29/12	Gold 3,113 Troy Ounces	United States Dollar 5,151,108	Citigroup Global Markets	(200,690)
4/26/12	Gold 4,661 Troy Ounces	United States Dollar 6,729,830	Citigroup Global Markets	(1,285,065)

				$(1,038,125)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/1/11	New Turkish Lira 36,394,380	United States Dollar 20,702,150	Nomura International PLC	$121,750
11/2/11	Hong Kong Dollar 30,500,000	United States Dollar 3,927,654	Standard Chartered Bank	1,694

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/3/11	Euro 780,760	United States Dollar 1,105,277	Citigroup Global Markets	$24,950
11/7/11	Croatian Kuna 20,688,620	Euro 2,745,670	Barclays Bank PLC	(18,177)
11/7/11	Japanese Yen 951,712,500	United States Dollar 12,402,425	Goldman Sachs, Inc.	227,977
11/9/11	New Taiwan Dollar 288,578,000	United States Dollar 9,950,966	Bank of America	307,364
11/10/11	New Taiwan Dollar 105,306,000	United States Dollar 3,641,916	Bank of America	122,942
11/10/11	New Taiwan Dollar 112,526,000	United States Dollar 3,892,286	Barclays Bank PLC	132,044
11/10/11	New Taiwan Dollar 105,306,000	United States Dollar 3,641,916	Credit Suisse	122,942
11/10/11	New Taiwan Dollar 46,300,000	United States Dollar 1,597,213	Nomura International PLC	50,022
11/16/11	South African Rand 193,198,235	United States Dollar 26,033,989	Credit Suisse	1,738,783
11/17/11	Croatian Kuna 17,109,338	Euro 2,279,118	Barclays Bank PLC	(233)
11/18/11	Croatian Kuna 8,149,000	Euro 1,084,725	Credit Suisse	(1,064)
11/18/11	Euro 17,798,708	United States Dollar 24,668,653	Deutsche Bank	44,568
11/18/11	Euro 1,995,013	United States Dollar 2,771,073	Deutsche Bank	11,021
11/18/11	Euro 83,574,971	United States Dollar 115,990,359	Goldman Sachs, Inc.	366,394
11/21/11	New Taiwan Dollar 93,710,000	United States Dollar 3,182,003	Citigroup Global Markets	51,565
11/21/11	New Taiwan Dollar 77,572,000	United States Dollar 2,634,024	Credit Suisse	42,685
11/21/11	New Taiwan Dollar 88,470,000	United States Dollar 3,085,912	Deutsche Bank	130,518
11/21/11	New Taiwan Dollar 99,190,000	United States Dollar 3,325,399	Nomura International PLC	11,897
11/21/11	New Taiwan Dollar 93,718,000	United States Dollar 3,181,735	Standard Chartered Bank	51,029
11/29/11	South African Rand 23,955,858	United States Dollar 3,276,553	Goldman Sachs, Inc.	269,871
11/30/11	New Taiwan Dollar 185,737,000	United States Dollar 6,134,388	Credit Suisse	(68,590)
11/30/11	New Taiwan Dollar 142,640,000	United States Dollar 4,934,786	Deutsche Bank	171,100
11/30/11	New Taiwan Dollar 132,160,000	United States Dollar 4,583,319	Deutsche Bank	169,629

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/30/11	New Taiwan Dollar 185,737,000	United States Dollar 6,131,350	Goldman Sachs, Inc.	$(71,627)
11/30/11	New Taiwan Dollar 34,000,000	United States Dollar 1,140,174	Nomura International PLC	4,691
11/30/11	New Taiwan Dollar 167,071,000	United States Dollar 5,519,724	Nomura International PLC	(59,874)
11/30/11	New Taiwan Dollar 135,000,000	United States Dollar 4,455,004	Standard Chartered Bank	(53,532)
11/30/11	New Taiwan Dollar 167,078,000	United States Dollar 5,515,035	Standard Chartered Bank	(64,796)
11/30/11	South African Rand 106,067,963	United States Dollar 13,476,991	Nomura International PLC	166,463
12/1/11	Malaysian Ringgit 21,609,000	United States Dollar 7,209,970	Citigroup Global Markets	197,112
12/1/11	Malaysian Ringgit 18,363,000	United States Dollar 6,128,354	Deutsche Bank	168,934
12/1/11	Malaysian Ringgit 21,609,000	United States Dollar 7,210,210	HSBC Bank USA	197,352
12/5/11	Euro 58,355,960	United States Dollar 82,048,480	Deutsche Bank	1,327,105
12/5/11	Euro 38,900,000	United States Dollar 54,682,897	Goldman Sachs, Inc.	874,143
12/5/11	New Taiwan Dollar 141,860,000	United States Dollar 4,664,146	Barclays Bank PLC	(73,873)
12/5/11	New Taiwan Dollar 163,830,000	United States Dollar 5,385,602	Standard Chartered Bank	(86,200)
12/7/11	South African Rand 27,635,352	United States Dollar 3,890,221	Nomura International PLC	425,818
12/8/11	Euro 30,581,710	United States Dollar 42,429,523	Bank of America	127,774
12/15/11	South African Rand 51,013,507	United States Dollar 6,872,264	Standard Bank	484,632
12/19/11	Croatian Kuna 22,333,800	Euro 2,966,528	Deutsche Bank	2,677
12/19/11	New Taiwan Dollar 57,202,000	United States Dollar 1,902,991	Bank of America	(8,771)
12/19/11	New Taiwan Dollar 180,981,000	United States Dollar 6,018,456	Bank of America	(30,153)
12/19/11	New Taiwan Dollar 62,536,000	United States Dollar 2,081,134	Barclays Bank PLC	(8,896)
12/19/11	New Taiwan Dollar 161,449,000	United States Dollar 5,369,998	Barclays Bank PLC	(25,827)
12/19/11	New Taiwan Dollar 57,202,000	United States Dollar 1,903,307	Standard Chartered Bank	(8,454)
12/19/11	New Taiwan Dollar 140,462,000	United States Dollar 4,671,012	Standard Chartered Bank	(23,402)

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

12/22/11	South African Rand 21,285,115	United States Dollar 2,747,636	Goldman Sachs, Inc.	$85,158
1/6/12	Malaysian Ringgit 2,634,000	United States Dollar 857,785	Nomura International PLC	4,198
1/6/12	Malaysian Ringgit 2,326,000	United States Dollar 757,482	Standard Chartered Bank	3,707
1/23/12	Croatian Kuna 24,042,000	Euro 3,182,685	Barclays Bank PLC	6,494
1/30/12	Russian Ruble 215,635,000	United States Dollar 7,021,318	Barclays Bank PLC	12,067
1/30/12	Russian Ruble 61,905,000	United States Dollar 2,013,662	Citigroup Global Markets	1,430
1/30/12	Russian Ruble 47,460,000	United States Dollar 1,544,419	Standard Chartered Bank	1,724
2/23/12	Croatian Kuna 11,764,000	Euro 1,556,702	Barclays Bank PLC	9,081
2/29/12	Israeli Shekel 11,854,000	United States Dollar 3,241,455	Deutsche Bank	(18,246)
3/26/12	Croatian Kuna 13,635,200	Euro 1,793,067	Deutsche Bank	2,565
4/3/12	Brazilian Real 5,061,000	United States Dollar 3,007,130	Deutsche Bank	147,485
4/3/12	Brazilian Real 5,060,000	United States Dollar 3,008,323	Nomura International PLC	149,243
4/3/12	Brazilian Real 1,572,000	United States Dollar 947,273	Standard Bank	59,037
4/3/12	Brazilian Real 6,264,000	United States Dollar 3,733,015	Standard Chartered Bank	193,633
4/25/12	Croatian Kuna 39,087,000	Euro 5,130,874	Deutsche Bank	14,949
4/27/12	Russian Ruble 66,032,000	United States Dollar 2,120,829	Barclays Bank PLC	3,425
4/27/12	Russian Ruble 121,705,000	United States Dollar 3,908,945	Credit Suisse	6,312
4/27/12	Russian Ruble 137,263,000	United States Dollar 4,407,735	Standard Chartered Bank	6,214
5/30/12	Croatian Kuna 13,416,000	Euro 1,752,809	Credit Suisse	1,366
7/30/12	Russian Ruble 65,155,000	United States Dollar 2,063,500	Citigroup Global Markets	3,596
7/30/12	Russian Ruble 115,865,000	United States Dollar 3,669,517	Credit Suisse	6,394
7/30/12	Russian Ruble 143,980,000	United States Dollar 4,560,263	Nomura International PLC	8,272
10/29/12	Russian Ruble 122,527,000	United States Dollar 3,826,278	Deutsche Bank	4,522

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

10/29/12	Russian Ruble 141,195,000	United States Dollar 4,408,211	HSBC Bank USA	$4,178
10/29/12	Russian Ruble 61,278,000	United States Dollar 1,913,144	Standard Chartered Bank	1,813
11/7/12	New Turkish Lira 21,000,000	United States Dollar 10,649,087	Barclays Bank PLC	(354,352)

				$7,908,242

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/1/11	New Turkish Lira 36,394,380	United States Dollar 20,830,546	BNP Paribas SA	$(250,146)
11/2/11	New Turkish Lira 10,173,666	United States Dollar 5,787,977	Credit Suisse	(36,235)
11/2/11	New Turkish Lira 36,394,380	United States Dollar 20,697,441	Nomura International PLC	(121,664)
11/3/11	Swedish Krona 120,311,550	Euro 13,164,630	Nomura International PLC	243,206
11/3/11	Swedish Krona 117,729,940	Euro 12,733,618	Standard Chartered Bank	443,505
11/7/11	Polish Zloty 13,148,018	Croatian Kuna 22,488,370	Deutsche Bank	(17,328)
11/7/11	Polish Zloty 13,018,069	Euro 2,947,198	Bank of America	13,234
11/7/11	Polish Zloty 36,912,060	Euro 8,323,650	Standard Bank	83,154
11/7/11	Serbian Dinar 1,110,657,000	Euro 10,805,108	Citigroup Global Markets	250,702
11/8/11	Indonesian Rupiah 20,677,992,000	United States Dollar 2,428,420	Bank of America	(93,612)
11/8/11	Indonesian Rupiah 18,625,543,000	United States Dollar 2,186,353	Barclays Bank PLC	(83,293)
11/8/11	Indonesian Rupiah 18,625,543,000	United States Dollar 2,186,738	BNP Paribas SA	(83,678)
11/8/11	Indonesian Rupiah 20,692,930,000	United States Dollar 2,430,174	Citigroup Global Markets	(93,679)
11/8/11	Indonesian Rupiah 20,677,992,000	United States Dollar 2,428,420	Credit Suisse	(93,612)
11/9/11	Romanian Leu 11,194,800	Euro 2,585,106	Standard Bank	(9,666)
11/9/11	Hong Kong Dollar 30,500,000	United States Dollar 3,927,780	Standard Chartered Bank	(1,673)

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/9/11	Indian Rupee 623,030,000	United States Dollar 13,461,663	Nomura International PLC	$(688,853)
11/9/11	Indonesian Rupiah 23,880,000,000	United States Dollar 2,779,977	Standard Chartered Bank	(83,819)
11/9/11	Singapore Dollar 19,869,000	United States Dollar 16,453,296	Goldman Sachs, Inc.	(618,929)
11/10/11	New Turkish Lira 586,749	United States Dollar 331,703	Bank of America	(576)
11/14/11	Indian Rupee 246,770,000	United States Dollar 5,310,593	Goldman Sachs, Inc.	(257,662)
11/14/11	Singapore Dollar 8,364,000	United States Dollar 6,786,758	Standard Chartered Bank	(121,175)
11/14/11	South Korean Won 7,611,000,000	United States Dollar 6,437,180	Credit Suisse	411,432
11/14/11	South Korean Won 9,391,000,000	United States Dollar 7,942,657	Standard Chartered Bank	507,655
11/14/11	South Korean Won 9,296,000,000	United States Dollar 7,862,641	State Street Bank and Trust Co.	502,187
11/14/11	Yuan Renminbi 6,300,000	United States Dollar 989,695	Goldman Sachs, Inc.	1,754
11/15/11	Indonesian Rupiah 40,315,000,000	United States Dollar 4,681,259	Citigroup Global Markets	(131,521)
11/15/11	Indonesian Rupiah 37,018,265,000	United States Dollar 4,309,962	Credit Suisse	(132,276)
11/15/11	Indonesian Rupiah 18,240,000,000	United States Dollar 2,120,684	Deutsche Bank	(62,214)
11/15/11	Indonesian Rupiah 41,581,735,000	United States Dollar 4,842,405	Nomura International PLC	(149,710)
11/15/11	South Korean Won 7,480,907,000	United States Dollar 6,389,569	BNP Paribas SA	340,408
11/15/11	South Korean Won 8,074,361,000	United States Dollar 6,908,662	Goldman Sachs, Inc.	355,197
11/15/11	South Korean Won 7,476,639,000	United States Dollar 6,384,560	HSBC Bank USA	341,577
11/15/11	South Korean Won 9,143,093,000	United States Dollar 7,808,936	Standard Chartered Bank	416,376
11/17/11	Hong Kong Dollar 95,678,315	United States Dollar 12,302,253	Standard Chartered Bank	14,451
11/17/11	Israeli Shekel 608,367	United States Dollar 166,104	Goldman Sachs, Inc.	1,597
11/18/11	Indonesian Rupiah 40,745,000,000	United States Dollar 4,734,763	BNP Paribas SA	(137,509)
11/18/11	New Turkish Lira 700,000	United States Dollar 388,835	Standard Bank	5,497
11/21/11	Polish Zloty 31,554,500	Euro 7,322,844	Standard Chartered Bank	(229,826)

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/21/11	Serbian Dinar 586,828,000	Euro 5,708,444	Standard Bank	$106,784
11/21/11	Swedish Krona 179,342,400	Euro 19,575,339	Nomura International PLC	408,028
11/21/11	Indian Rupee 411,950,000	United States Dollar 8,183,841	Bank of America	237,079
11/21/11	Indian Rupee 200,900,000	United States Dollar 4,022,747	Citigroup Global Markets	83,972
11/21/11	Indian Rupee 356,540,000	United States Dollar 7,258,181	Standard Chartered Bank	30,069
11/21/11	Philippine Peso 402,900,000	United States Dollar 9,322,289	BNP Paribas SA	138,234
11/22/11	South Korean Won 2,693,000,000	United States Dollar 2,389,848	Barclays Bank PLC	28,870
11/25/11	Indonesian Rupiah 33,639,000,000	United States Dollar 3,786,044	BNP Paribas SA	7,493
11/25/11	Indonesian Rupiah 32,618,000,000	United States Dollar 3,669,066	Citigroup Global Markets	9,330
11/25/11	Indonesian Rupiah 33,443,000,000	United States Dollar 3,763,984	Credit Suisse	7,450
11/25/11	Indonesian Rupiah 35,400,700,000	United States Dollar 3,764,430	HSBC Bank USA	227,777
11/25/11	Indonesian Rupiah 27,630,000,000	United States Dollar 3,218,404	HSBC Bank USA	(102,514)
11/25/11	Indonesian Rupiah 33,443,000,000	United States Dollar 3,763,984	Standard Chartered Bank	7,450
11/25/11	Indonesian Rupiah 7,435,000,000	United States Dollar 831,749	State Street Bank and Trust Co.	6,711
11/28/11	Serbian Dinar 1,074,384,400	Euro 10,601,780	Standard Bank	(36,865)
11/28/11	Yuan Renminbi 8,720,000	United States Dollar 1,346,926	Bank of America	25,505
11/28/11	Yuan Renminbi 10,390,400	United States Dollar 1,600,000	Barclays Bank PLC	35,334
11/28/11	Yuan Renminbi 20,784,000	United States Dollar 3,200,000	Standard Chartered Bank	71,172
11/30/11	Norwegian Krone 149,712,300	Euro 19,440,000	Nomura International PLC	(46,580)
11/30/11	Polish Zloty 36,000,000	Euro 8,236,102	State Street Bank and Trust Co.	(108,690)
11/30/11	Indian Rupee 164,024,000	United States Dollar 3,285,092	BNP Paribas SA	60,538
11/30/11	Indian Rupee 146,746,000	United States Dollar 2,938,458	Citigroup Global Markets	54,750
11/30/11	Indian Rupee 174,598,000	United States Dollar 3,496,169	Goldman Sachs, Inc.	65,141

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/30/11	Indian Rupee 191,863,000	United States Dollar 3,842,270	Standard Chartered Bank	$71,198
11/30/11	Indian Rupee 106,700,000	United States Dollar 2,151,210	Standard Chartered Bank	25,172
11/30/11	New Turkish Lira 25,768,099	United States Dollar 14,448,861	Nomura International PLC	28,228
12/1/11	Norwegian Krone 30,814,330	Euro 4,008,130	Credit Suisse	(19,378)
12/1/11	South Korean Won 5,646,800,000	United States Dollar 4,983,717	Credit Suisse	77,319
12/1/11	South Korean Won 5,646,800,000	United States Dollar 4,986,797	Goldman Sachs, Inc.	74,238
12/1/11	South Korean Won 4,684,400,000	United States Dollar 4,136,883	Nomura International PLC	61,586
12/7/11	Philippine Peso 154,560,000	United States Dollar 3,665,426	Deutsche Bank	(33,313)
12/8/11	Mexican Peso 196,106,000	United States Dollar 14,879,624	Standard Chartered Bank	(212,324)
12/9/11	Yuan Renminbi 15,060,000	United States Dollar 2,316,210	Barclays Bank PLC	53,729
12/12/11	Singapore Dollar 27,482,000	United States Dollar 21,754,136	Standard Chartered Bank	147,406
12/13/11	Indian Rupee 11,160,000	United States Dollar 225,690	Goldman Sachs, Inc.	1,451
12/13/11	Indian Rupee 14,839,000	United States Dollar 300,061	Nomura International PLC	1,959
12/13/11	Indian Rupee 14,601,000	United States Dollar 295,368	State Street Bank and Trust Co.	1,808
12/13/11	Yuan Renminbi 5,400,000	United States Dollar 829,238	Barclays Bank PLC	20,457
12/16/11	Yuan Renminbi 29,200,000	United States Dollar 4,467,564	Barclays Bank PLC	126,746
12/16/11	Yuan Renminbi 10,220,000	United States Dollar 1,573,276	Barclays Bank PLC	34,733
12/22/11	Indonesian Rupiah 58,147,560,000	United States Dollar 6,439,375	Bank of America	98,558
12/22/11	Indonesian Rupiah 63,019,440,000	United States Dollar 6,978,897	Barclays Bank PLC	106,815
12/22/11	Indonesian Rupiah 41,874,000,000	United States Dollar 4,661,991	Citigroup Global Markets	46,193
12/22/11	Indonesian Rupiah 22,357,000,000	United States Dollar 2,421,948	HSBC Bank USA	91,805
12/30/11	New Turkish Lira 26,746,519	South African Rand 117,310,232	Credit Suisse	271,019
12/30/11	South African Rand 3,664,273	United States Dollar 469,514	Standard Chartered Bank	(11,699)

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

12/30/11	Yuan Renminbi 13,090,000	United States Dollar 2,035,770	Bank of America	$23,094
12/30/11	Yuan Renminbi 8,200,000	United States Dollar 1,268,368	Bank of America	21,371
1/17/12	Yuan Renminbi 19,230,000	United States Dollar 2,985,330	Bank of America	38,192
1/30/12	Yuan Renminbi 7,180,000	United States Dollar 1,111,834	Bank of America	16,804
1/30/12	Yuan Renminbi 24,719,200	United States Dollar 3,832,256	Barclays Bank PLC	53,403
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citigroup Global Markets	(6,379)
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citigroup Global Markets	(2,818)
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(5,843)
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(16,356)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	(1,703)

				$2,933,785

Futures Contracts
					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)

12/11	273 Euro-Bobl	Long	$46,128,266	$46,213,948	$85,682
12/11	229 Euro-Buxl	Long	37,989,684	38,157,161	167,477
12/11	41 Japan 10-Year Bond	Short	(74,869,404)	(74,500,640)	368,764
12/11	10 U.S. 10-Year Treasury Note	Short	(1,287,575)	(1,290,625)	(3,050)
12/11	162 Gold	Short	(28,431,631)	(27,948,240)	483,391
1/12	424 Platinum	Long	33,149,766	34,081,120	931,354

					$2,033,618

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional		Portfolio	Floating	Annual		Net Unrealized
	Amount		Pays/Receives	Rate	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Index	Rate	Date	(Depreciation)

Bank of America	ZAR	10,073	Receives	3-Month ZAR JIBAR	6.86%	11/17/15	$(28,893)
Bank of America	ZAR	20,153	Receives	3-Month ZAR JIBAR	7.18	12/15/15	(84,245)
Bank of America	ZAR	5,063	Receives	3-Month ZAR JIBAR	7.26	11/16/20	5,244
Bank of America	ZAR	10,070	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(3,468)
Bank of America	ZAR	7,680	Receives	3-Month ZAR JIBAR	7.31	11/19/20	5,143
Citigroup Global Markets	ZAR	5,016	Receives	3-Month ZAR JIBAR	7.29	11/19/20	4,233
Citigroup Global Markets	ZAR	27,635	Receives	3-Month ZAR JIBAR	7.69	1/7/21	(61,763)
Deutsche Bank	ZAR	3,910	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(8,216)
Deutsche Bank	ZAR	6,983	Receives	3-Month ZAR JIBAR	7.26	11/16/20	7,233
Deutsche Bank	ZAR	4,655	Receives	3-Month ZAR JIBAR	7.27	11/19/20	4,737
Deutsche Bank	ZAR	4,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(15,716)
Standard Bank	ZAR	16,000	Receives	3-Month ZAR JIBAR	7.87	11/30/20	(66,293)

							$(242,004)

ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current
			Contract			Market
		Notional	Annual			Annual		Upfront	Net Unrealized
Reference		Amount*	Fixed		Termination	Fixed	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$3,476	5.00	%(1)	6/20/13	7.01%	$(87,851)	$(37,511)	$(125,362)
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	7.01	(85,174)	(47,971)	(133,145)
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	7.01	(87,663)	(51,005)	(138,668)
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	7.01	(175,699)	(72,857)	(248,556)
Argentina	Bank of America	19,517	5.00	(1)	6/20/13	7.01	(493,305)	(89,683)	(582,988)
Argentina	Credit Suisse	3,253	5.00	(1)	6/20/13	7.01	(82,222)	(14,947)	(97,169)
Argentina	Credit Suisse	3,552	5.00	(1)	6/20/13	7.01	(89,779)	(27,289)	(117,068)
Argentina	Credit Suisse	3,464	5.00	(1)	6/20/13	7.01	(87,555)	(37,485)	(125,040)
Argentina	Credit Suisse	3,688	5.00	(1)	6/20/13	7.01	(93,217)	(39,909)	(133,126)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	7.01	(81,372)	(34,820)	(116,192)
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	7.01	(87,555)	(37,485)	(125,040)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	7.01	(87,666)	(51,007)	(138,673)
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	7.01	(143,566)	(57,154)	(200,720)
Argentina	Morgan Stanley	5,000	5.00	(1)	9/20/13	7.51	(191,433)	(83,471)	(274,904)
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.43	(14,272)	5,939	(8,333)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.43	(51,152)	22,309	(28,843)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.43	(36,561)	17,856	(18,705)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.43	(61,416)	29,742	(31,674)
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/15	1.40	(66,357)	104,402	38,045
South Africa	Credit Suisse	890	1.00	(1)	12/20/15	1.43	(14,272)	6,980	(7,292)
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/15	1.43	(32,071)	14,703	(17,368)

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
						Current
			Contract			Market
		Notional	Annual			Annual		Upfront	Net Unrealized
Reference		Amount*	Fixed		Termination	Fixed	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Rate***	Value	Received (Paid)	(Depreciation)

South Africa	Credit Suisse	$4,785	1.00	%(1)	12/20/15	1.43%	$(76,729)	$40,847	$(35,882)
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/16	1.48	(170,382)	123,842	(46,540)
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/16	1.48	(153,344)	63,020	(90,324)

							$(2,550,613)	$(252,954)	$(2,803,567)

Credit Default Swaps — Buy Protection
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$213,386	$(133,980)	$79,406
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	56,454	(41,441)	15,013
Brazil	Bank of America	533	1.00	(1)	12/20/20	24,725	(17,753)	6,972
Brazil	Bank of America	280	1.00	(1)	12/20/20	12,988	(8,921)	4,067
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	66,336	(49,831)	16,505
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,743,817	(1,514,779)	229,038
Brazil	Citigroup Global Markets	2,400	1.00	(1)	9/20/20	107,113	(102,793)	4,320
Brazil	Citigroup Global Markets	270	1.00	(1)	12/20/20	12,525	(8,704)	3,821
Brazil	Citigroup Global Markets	11,000	1.00	(1)	9/20/21	566,702	(469,862)	96,840
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	49,823	(41,796)	8,027
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	107,113	(86,950)	20,163
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	12,987	(9,026)	3,961
China	Barclays Bank PLC	10,076	1.00	(1)	12/20/16	128,916	(219,300)	(90,384)
China	Credit Suisse	6,100	1.00	(1)	12/20/16	78,045	(131,333)	(53,288)
China	Deutsche Bank	3,700	1.00	(1)	12/20/16	47,339	(70,985)	(23,646)
China	Deutsche Bank	4,300	1.00	(1)	12/20/16	55,015	(93,588)	(38,573)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	205,629	(173,170)	32,459
Colombia	Goldman Sachs, Inc.	2,990	1.00	(1)	9/20/21	157,649	(130,431)	27,218
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	452,910	(366,328)	86,582
Colombia	Morgan Stanley	4,470	1.00	(1)	9/20/21	235,681	(198,479)	37,202
Egypt	Citigroup Global Markets	1,300	1.00	(1)	12/20/15	141,483	(72,372)	69,111
Egypt	Credit Suisse	2,130	1.00	(1)	12/20/15	231,815	(111,089)	120,726
Egypt	Credit Suisse	2,155	1.00	(1)	12/20/15	234,535	(119,978)	114,557
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	500,633	(192,131)	308,502
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	30,773	(21,664)	9,109
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	21,540	(16,174)	5,366
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	36,926	(39,469)	(2,543)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	30,560	(15,532)	15,028
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	40,111	(28,638)	11,473
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	26,741	(17,522)	9,219
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	30,560	(23,197)	7,363
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	47,752	(43,090)	4,662

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Philippines	Barclays Bank PLC	$1,000	1.00	%(1)	3/20/16	$19,100	$(17,551)	$1,549
Philippines	Citigroup Global Markets	6,600	1.00	(1)	9/20/15	83,273	(141,674)	(58,401)
Philippines	Citigroup Global Markets	2,000	1.00	(1)	3/20/16	38,201	(28,171)	10,030
Philippines	Credit Suisse	8,100	1.00	(1)	12/20/16	242,703	(230,041)	12,662
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	35,389	(28,348)	7,041
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	20,002	(15,044)	4,958
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	15,386	(12,370)	3,016
Philippines	Goldman Sachs, Inc.	2,000	1.00	(1)	3/20/16	38,201	(28,980)	9,221
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	15,386	(10,347)	5,039
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	49,661	(39,803)	9,858
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	206,683	(123,165)	83,518
South Africa	Bank of America	890	1.00	(1)	12/20/20	57,665	(31,328)	26,337
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	248,150	(142,362)	105,788
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	147,724	(79,958)	67,766
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/20	300,582	(279,717)	20,865
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/20	310,026	(188,186)	121,840
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/20	129,583	(77,750)	51,833
South Africa	Credit Suisse	890	1.00	(1)	12/20/20	57,665	(33,308)	24,357
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/21	541,917	(336,178)	205,739
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/21	602,130	(437,797)	164,333
Spain	Bank of America	2,400	1.00	(1)	9/20/20	360,958	(237,583)	123,375
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	364,116	(209,972)	154,144
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	596,031	(369,569)	226,462
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	168,112	(102,312)	65,800
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	489,051	(434,916)	54,135
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	787,801	(476,110)	311,691
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	787,662	(536,298)	251,364
Spain	Credit Suisse	2,200	1.00	(1)	3/20/21	341,394	(320,428)	20,966
Spain	Credit Suisse	5,000	1.00	(1)	6/20/21	787,801	(519,844)	267,957
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	534,900	(380,371)	154,529
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	17,464	(4,072)	13,392
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	52,393	(2,449)	49,944
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	24,450	(8,471)	15,979
Thailand	Citigroup Global Markets	7,900	1.00	(1)	12/20/16	210,529	(321,352)	(110,823)
Thailand	Goldman Sachs, Inc.	4,100	1.00	(1)	3/20/16	71,604	(29,980)	41,624
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	39,789	(33,495)	6,294
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs, Inc.	EUR 5,000	1.00	(1)	12/20/16	398,683	(464,102)	(65,419)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs, Inc.	EUR 10,050	1.00	(1)	12/20/16	801,523	(1,176,253)	(374,730)

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 8,166	5.00	%(1)	12/20/16	$(482,707)	$(47,271)	$(529,978)

						$15,219,563	$(12,527,232)	$2,692,331

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $111,335,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Bank of America	TRY 700	$394	3-Month USD-LIBOR-BBA	6.97%	8/18/21	$6,524
Barclays Bank PLC	TRY 19,188	10,316	3-Month USD-LIBOR-BBA	5.80	10/9/13	(200,370)
Citigroup Global Markets	TRY 10,951	7,200	3-Month USD-LIBOR-BBA	8.23	9/3/20	630,516
Citigroup Global Markets	TRY 5,133	3,216	3-Month USD-LIBOR-BBA	8.23	2/25/21	11,718
Credit Suisse	TRY 10,104	5,676	3-Month USD-LIBOR-BBA	6.90	8/18/21	117,588
Deutsche Bank	TRY 18,837	11,832	3-Month USD-LIBOR-BBA	8.20	2/24/21	33,042
Deutsche Bank	TRY 13,388	7,517	3-Month USD-LIBOR-BBA	7.00	8/18/21	98,213

						$697,231

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Written options activity for the year ended October 31, 2011 was as follows:

	Number	Premiums
	of Contracts	Received

Outstanding, beginning of year	—	$—
Options written	13,850,000	95,099
Options expired	(13,850,000)	(95,099)

Outstanding, end of year	—	$—

At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions, and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $11,248,640. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $6,143,985 at October 31, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $24,940,682 with the highest amount from any one counterparty being $4,977,188. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $11,011,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2011 was as follows:

	Fair Value
		Equity	Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Price	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$1,366,163	$—	$1,106,880	$1,680
Net unrealized depreciation*	—	—	—	621,923	1,414,745
Receivable for open forward commodity contracts	—	—	—	—	447,630
Receivable for open forward foreign currency exchange contracts	—	—	15,921,212	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	15,702,270	—	—	924,191	—

Total Asset Derivatives	$15,702,270	$1,366,163	$15,921,212	$2,652,994	$1,864,055

Net unrealized depreciation*	$—	$—	$—	$(3,050)	$—
Payable for open forward commodity contracts	—	—	—	—	(1,485,755)
Payable for open forward foreign currency exchange contracts	—	—	(5,079,185)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(3,033,320)	—	—	(468,964)	—

Total Liability Derivatives	(3,033,320)	—	(5,079,185)	(472,014)	(1,485,755)

*  Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2011 was as follows:

		Equity	Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Price	Exchange	Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$(81,819)	$—	$—	$—
Written Options	—	95,099	—	—	—
Futures contracts	—	—	—	6,955,219	(7,932,528)
Swap contracts	2,998,914	—	—	(1,087,393)	—
Forward commodity contracts	—	—	—	—	(2,220,570)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(9,083,822)	—	—

Total	$2,998,914	$13,280	$(9,083,822)	$5,867,826	$(10,153,098)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(316,230)	$—	$(388,320)	$(40,020)
Futures contracts	—	—	—	652,688	1,414,745
Swap contracts	415,792	—	—	1,032,508	—
Forward commodity contracts	—	—	—	—	(1,038,125)
Foreign currency and forward foreign currency exchange contracts	—	—	11,473,890	—	—

Total	$415,792	$(316,230)	$11,473,890	$1,296,876	$336,600

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of these derivative types, were approximately $97,885,000, $10,610,000, $882,914,000 and $1,172,321,000, respectively.

The average notional amounts of interest rate swaptions, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of this derivative type, were approximately $5,538,000, 162,305,000 contracts and 6 contacts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2011.

7 Risks Associated with Foreign Investments and Currencies

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities and currencies also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

At October 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$270,705,919	$—	$270,705,919
Precious Metals	64,071,126	—	—	64,071,126
Interest Rate Swaptions	—	1,106,880	—	1,106,880
Put Options Purchased	1,680	1,366,163	—	1,367,843
Short-Term Investments —
Foreign Government Securities	—	439,081,743	—	439,081,743
U.S. Treasury Obligations	—	61,567,585	—	61,567,585
Repurchase Agreements	—	127,676,084	—	127,676,084
Other Securities	—	91,157,558	—	91,157,558

Total Investments	$64,072,806	$992,661,932	$—	$1,056,734,738

Forward Commodity Contracts	$—	$447,630	$—	$447,630
Forward Foreign Currency Exchange Contracts	—	15,921,212	—	15,921,212
Swap Contracts	—	16,626,461	—	16,626,461
Futures Contracts	2,036,668	—	—	2,036,668

Total	$66,109,474	$1,025,657,235	$—	$1,091,766,709

Liability Description

Securities Sold Short	$—	$(126,220,289)	$—	$(126,220,289)
Forward Commodity Contracts	—	(1,485,755)	—	(1,485,755)
Forward Foreign Currency Exchange Contracts	—	(5,079,185)	—	(5,079,185)
Swap Contracts	—	(3,502,284)	—	(3,502,284)
Futures Contracts	(3,050)	—	—	(3,050)

Total	$(3,050)	$(136,287,513)	$—	$(136,290,563)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Global Macro Absolute Return Advantage Portfolio

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments as of October 31, 2011, and the related consolidated statement of operations for the year then ended and the consolidated statements of changes in net assets and the consolidated supplementary data for the year then ended and for the period from the start of business, August 31, 2010, to October 31, 2010. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Absolute Return Advantage Portfolio and subsidiary as of October 31, 2011, the results of their operations for the year then ended and the changes in their net assets and the supplementary data for the year then ended and for the period from the start of business, August 31, 2010, to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 21, 2011

Eaton Vance
Global Macro Absolute Return Advantage Fund

October 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust since 2007 and of the Portfolio since 2010	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2010	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Of the Trust since 2007 and of the Portfolio since 2010	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2010	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010) Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Global Macro Absolute Return Advantage Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2010	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Of the Trust since 2008 and of the Portfolio since 2010	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2010	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007; Trustee of the Trust since 2005 and of the Portfolio since 2010	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Mark S. Venezia 1949	President of the Portfolio	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2010	Vice President of EVM and BMR.

Eaton Vance
Global Macro Absolute Return Advantage Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary of the Trust since 2007 and of the Portfolio since 2010; and Chief Legal Officer of the Trust since 2008 and of the Portfolio since 2010	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2010	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Global Macro Absolute Return Advantage Fund

October 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-12/11	GMARADVSRC

Item 2.	Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Period Ended	10/31/10	10/31/11
Audit Fees	$43,000	$73,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$26,500	$26,500

All Other Fees(3)	$900	$2,900

Total	$70,400	$102,400

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11
Registrant	$27,400	$29,400

Eaton Vance(1)	$278,901	$226,431

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants
Not required in this filing.

Item 6.	Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	December 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	December 21, 2011

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	December 21, 2011